SHARE-BASED COMPENSATION - Stock Option Outstanding (Details)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Options Outstanding, Number Outstanding (in shares) | shares	4,055,164
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	6 years 6 months 21 days
Options Outstanding, Weighted Average Exercise Price (in $ per share)	$ 2.24
Options Exercisable, Number Exercisable (in shares) | shares	2,215,814
Options Exercisable, Weighted Average Exercise Price (in $ per share)	$ 2.38
$1.93 - $5.20
Range of Exercise Prices Lower Range Limit (in $ per share)	1.93
Range of Exercise Prices Upper Range Limit (in $ per share)	$ 5.20
Options Outstanding, Number Outstanding (in shares) | shares	3,966,191
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	6 years 8 months 8 days
Options Outstanding, Weighted Average Exercise Price (in $ per share)	$ 1.97
Options Exercisable, Number Exercisable (in shares) | shares	2,129,841
Options Exercisable, Weighted Average Exercise Price (in $ per share)	$ 1.94
$8.60 - $12.90
Range of Exercise Prices Lower Range Limit (in $ per share)	8.60
Range of Exercise Prices Upper Range Limit (in $ per share)	$ 12.90
Options Outstanding, Number Outstanding (in shares) | shares	43,473
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	6 months
Options Outstanding, Weighted Average Exercise Price (in $ per share)	$ 9.36
Options Exercisable, Number Exercisable (in shares) | shares	43,473
Options Exercisable, Weighted Average Exercise Price (in $ per share)	$ 9.36
$14.10 - $21.15
Range of Exercise Prices Lower Range Limit (in $ per share)	14.10
Range of Exercise Prices Upper Range Limit (in $ per share)	$ 21.15
Options Outstanding, Number Outstanding (in shares) | shares	40,500
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	4 months 9 days
Options Outstanding, Weighted Average Exercise Price (in $ per share)	$ 16.54
Options Exercisable, Number Exercisable (in shares) | shares	40,500
Options Exercisable, Weighted Average Exercise Price (in $ per share)	$ 16.54
$31.10 - $46.65
Range of Exercise Prices Lower Range Limit (in $ per share)	31.10
Range of Exercise Prices Upper Range Limit (in $ per share)	$ 42.7
Options Outstanding, Number Outstanding (in shares) | shares	5,000
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	2 years 9 months
Options Outstanding, Weighted Average Exercise Price (in $ per share)	$ 38.06
Options Exercisable, Number Exercisable (in shares) | shares	2,000
Options Exercisable, Weighted Average Exercise Price (in $ per share)	$ 31.1